Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
April 30, 2022
R97-NPRT3-0622
1.9895839.102
Domestic Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	142,283	1,771,419
Fidelity Series Commodity Strategy Fund (a)	102,102	542,163
Fidelity Series Large Cap Growth Index Fund (a)	74,895	1,158,622
Fidelity Series Large Cap Stock Fund (a)	71,486	1,258,148
Fidelity Series Large Cap Value Index Fund (a)	168,608	2,443,136
Fidelity Series Small Cap Opportunities Fund (a)	48,233	599,054
Fidelity Series Value Discovery Fund (a)	58,492	893,759
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,742,513)		8,666,301

International Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	44,803	649,646
Fidelity Series Emerging Markets Fund (a)	40,019	344,962
Fidelity Series Emerging Markets Opportunities Fund (a)	184,182	3,173,453
Fidelity Series International Growth Fund (a)	87,819	1,344,515
Fidelity Series International Index Fund (a)	53,139	567,523
Fidelity Series International Small Cap Fund (a)	24,771	409,466
Fidelity Series International Value Fund (a)	130,197	1,347,544
Fidelity Series Overseas Fund (a)	116,135	1,347,167
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,423,845)		9,184,276

Bond Funds - 47.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	94,007	941,948
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	263,779	2,429,408
Fidelity Series Corporate Bond Fund (a)	212,505	2,027,296
Fidelity Series Emerging Markets Debt Fund (a)	23,914	187,726
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,154	60,885
Fidelity Series Floating Rate High Income Fund (a)	3,991	36,478
Fidelity Series Government Bond Index Fund (a)	300,215	2,903,077
Fidelity Series High Income Fund (a)	24,774	216,528
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,007	180,970
Fidelity Series International Credit Fund (a)	569	5,045
Fidelity Series International Developed Markets Bond Index Fund (a)	141,618	1,287,307
Fidelity Series Investment Grade Bond Fund (a)	288,375	3,022,167
Fidelity Series Investment Grade Securitized Fund (a)	226,181	2,121,582
Fidelity Series Long-Term Treasury Bond Index Fund (a)	234,266	1,621,117
Fidelity Series Real Estate Income Fund (a)	12,262	135,990
TOTAL BOND FUNDS (Cost $18,970,452)		17,177,524

Short-Term Funds - 3.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	224,972	224,972
Fidelity Series Short-Term Credit Fund (a)	23,248	224,808
Fidelity Series Treasury Bill Index Fund (a)	67,584	675,168
TOTAL SHORT-TERM FUNDS (Cost $1,135,504)		1,124,948

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $39,272,314)	36,153,049
NET OTHER ASSETS (LIABILITIES) - 0.0%	745
NET ASSETS - 100.0%	36,153,794

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,167,976	222,914	3,938	(1,204)	(1,910)	941,948
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,953,989	341,299	12,235	(8,905)	(174,377)	2,429,408
Fidelity Series Blue Chip Growth Fund	1,862,770	1,655,818	913,471	414,048	(69,688)	(764,010)	1,771,419
Fidelity Series Canada Fund	514,259	326,024	211,045	13,725	(41)	20,449	649,646
Fidelity Series Commodity Strategy Fund	863,759	611,317	881,597	288,722	(29,289)	(22,027)	542,163
Fidelity Series Corporate Bond Fund	1,951,420	1,074,061	635,319	47,830	(20,880)	(341,986)	2,027,296
Fidelity Series Emerging Markets Debt Fund	174,766	95,072	48,360	6,821	(1,670)	(32,082)	187,726
Fidelity Series Emerging Markets Debt Local Currency Fund	57,998	30,964	15,955	2,479	(1,107)	(11,015)	60,885
Fidelity Series Emerging Markets Fund	315,957	201,312	76,905	11,652	(4,745)	(90,657)	344,962
Fidelity Series Emerging Markets Opportunities Fund	2,857,102	2,287,368	787,136	368,555	(112,977)	(1,070,904)	3,173,453
Fidelity Series Floating Rate High Income Fund	34,247	16,653	14,086	1,255	(51)	(285)	36,478
Fidelity Series Government Bond Index Fund	2,463,957	1,502,367	747,982	24,816	(16,199)	(299,066)	2,903,077
Fidelity Series Government Money Market Fund 0.40%	330,211	121,240	226,479	285	-	-	224,972
Fidelity Series High Income Fund	201,479	106,002	69,557	9,575	(1,356)	(20,040)	216,528
Fidelity Series Inflation-Protected Bond Index Fund	2,214,074	598,976	2,525,983	101,244	2,814	(108,911)	180,970
Fidelity Series International Credit Fund	5,637	140	-	139	-	(732)	5,045
Fidelity Series International Developed Markets Bond Index Fund	-	1,489,815	117,607	1,141	(3,097)	(81,804)	1,287,307
Fidelity Series International Growth Fund	1,224,201	882,424	371,728	111,137	(18,688)	(371,694)	1,344,515
Fidelity Series International Index Fund	509,083	302,065	154,498	14,765	(3,381)	(85,746)	567,523
Fidelity Series International Small Cap Fund	429,024	250,468	111,216	57,791	(10,199)	(148,611)	409,466
Fidelity Series International Value Fund	1,214,424	734,857	486,219	69,720	(8,451)	(107,067)	1,347,544
Fidelity Series Investment Grade Bond Fund	2,689,245	1,536,034	821,740	54,637	(22,722)	(358,650)	3,022,167
Fidelity Series Investment Grade Securitized Fund	1,855,329	1,056,059	559,768	19,086	(13,886)	(216,152)	2,121,582
Fidelity Series Large Cap Growth Index Fund	1,188,199	754,644	587,318	33,876	(7,517)	(189,386)	1,158,622
Fidelity Series Large Cap Stock Fund	1,308,066	720,547	618,244	122,501	(10,733)	(141,488)	1,258,148
Fidelity Series Large Cap Value Index Fund	2,531,380	1,362,690	1,263,464	179,616	(12,811)	(174,659)	2,443,136
Fidelity Series Long-Term Treasury Bond Index Fund	964,351	1,299,509	322,108	22,526	(17,810)	(302,825)	1,621,117
Fidelity Series Overseas Fund	1,227,072	809,438	399,046	41,164	(12,469)	(277,828)	1,347,167
Fidelity Series Real Estate Income Fund	121,569	56,472	33,666	5,040	(418)	(7,967)	135,990
Fidelity Series Short-Term Credit Fund	283,464	121,371	165,779	4,086	(4,193)	(10,055)	224,808
Fidelity Series Small Cap Opportunities Fund	628,267	486,163	287,077	167,820	(23,847)	(204,452)	599,054
Fidelity Series Treasury Bill Index Fund	920,675	356,110	600,775	1,091	(194)	(648)	675,168
Fidelity Series Value Discovery Fund	930,373	541,730	477,703	115,576	(9,019)	(91,622)	893,759
	31,872,358	25,509,675	15,096,044	2,328,892	(444,733)	(5,688,207)	36,153,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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